Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Segment Information
Segment Information

16.  Segment Information

The Company operates in a single segment. Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker (“CODM”) in making decisions regarding resource allocation and assessing performance. The Company has determined that its Chief Executive Officer is the CODM. To date, the Company’s CODM has made such decisions and assessed performance at the Company level.

The Company attributes revenue to individual countries based on the location of the Company’s customers. The Company’s products are primarily sold from the United States, Canada, United Kingdom, Germany, Malta, Netherlands, Ireland, Austria and Australia.

The following table presents the Company’s revenue by geographic region for the periods indicated:

	Three months ended March 31,
	2020	2019
United States	$90,810	$67,170
Other	(2,268)	922
Total revenue	$88,542	$68,092

As of March 31, 2020 and December 31, 2019, the Company did not have material assets located outside of the United States.

17.  Segment Information

The Company operates in a single segment. Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker (“CODM”) in making decisions regarding resource allocation and assessing performance. The Company has determined that its Chief Executive Officer is the CODM. To date, the Company’s CODM has made such decisions and assessed performance at the Company-level.

The Company attributes revenue to individual countries based on the location of the Company’s customers. The Company’s products are primarily sold from the United States, Canada, United Kingdom, Germany, Malta, Netherlands, Ireland, Austria and Australia.

The following table presents the Company’s revenue by geographic region for the periods indicated:

	Years ended December 31,
	2019	2018	2017
United States	$318,144	$219,415	$187,261
Other	5,266	6,862	4,583
Total revenue	$323,410	$226,277	$191,844

As of the years ended December 31, 2019, and 2018, the Company did not have material assets located outside of the United States.